Summary of Accounting Principles (Long-Term Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 1,397	$ 1,356
Percentage Long Term Receivables High Credit Risk	11.00%	13.00%
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	$ 17	$ 17
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	973	926
Notes and Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Long Term Receivable	$ 424	$ 430